Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Schedule Of Maximum Exposure To Loss In VIEs

The following table presents our maximum exposure to loss in VIEs for which we are not the PB as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Carrying value of investments (Note 11)	$114,711	$115,554
Carrying value of the ALS Note Receivable	85,747	79,254
Debt guarantee	248,105	267,260
Maximum exposure to loss	$448,563	$462,068